SEGMENTED INFORMATION	12 Months Ended
Jan. 31, 2024
Notes and other explanatory information [abstract]
SEGMENTED INFORMATION

13. SEGMENTED INFORMATION

The Company has one operating segment, the exploration of mineral properties, and two geographical segments with all current exploration activities being conducted in Chile. All of the Company’s equipment and exploration and evaluation assets are located in Chile as follows:

	January 31, 2024	January 31, 2023
Equipment	$38,935	$60,953
Exploration and evaluation assets	700,852	803,251
	$739,787	$864,204